UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna -1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2014

Date of reporting period:	January 31, 2014

Item 1. Report to Shareholders

Table of Contents

2–3	Letter to Shareholders
4	Fund Insights
5–6	Performance & Statistics
7–29	Schedules of Investments
30	Statements of Assets and Liabilities
31	Statements of Operations
32–33	Statements of Changes in Net Assets
34–52	Notes to Financial Statements
53–54	Financial Highlights
55	Loan Investments and Origination/Change to Board of Trustees/Proxy Voting Policies & Procedure

Letter to Shareholders

Dear Shareholder:

The US economy expanded throughout the fiscal six-month reporting period ended January 31, 2014. Bond yields moved modestly higher as the Federal Reserve (the “Fed”) adjusted its monetary policy, while stocks posted solid gains.

For the six-month reporting period ended January 31, 2014:

•        PIMCO Income Strategy Fund returned 6.05% on net asset value (“NAV”) and 2.13% on market price.

•        PIMCO Income Strategy Fund II returned 7.06% on NAV and 4.61% on market price.

During the reporting period, Barclays US Credit Index, a measure of high quality corporate bond performance, rose 2.63%; the Barclays US High Yield Bond Index, a measure of below investment-grade corporate bond performance, returned 4.70%; and government bonds, represented by the Barclays Intermediate-Term Treasury Index, gained 0.67%. The Barclays US Aggregate Bond Index, a broad credit market measure of government and corporate securities, increased 1.78% and mortgage-backed securities, reflected by the Barclays Fixed Rate Mortgage Backed Securities Index, rose 2.29%. As for stocks, the Standard & Poor’s 500 Index advanced 6.85% during the fiscal six-month period ended January 31, 2014.

During the reporting period, US economic growth accelerated. Gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of US economic activity and the principal indicator of economic performance, grew at an annual pace of 2.5% during the second quarter of 2013.The US Commerce Department reported third quarter 2013 GDP growth at 4.1%, the highest growth since the fourth quarter of 2011. This improvement was partially due to an increase in private inventory investment and decelerating imports. According to the US Commerce Department, fourth quarter 2013 GDP growth expanded at a 2.4% annual pace.

The Fed maintained an accommodative monetary policy during the reporting period. However, at its meeting in December 2013, the Fed announced that it would begin tapering its asset purchase program beginning in January 2014, from $85 billion to $75 billion. The Fed also reiterated that tapering does not signify that the Fed would raise interest rates anytime soon,

2  Semi-Annual Report | January 31, 2014

indicating, “it likely will be appropriate to maintain the current target range for the federal funds rate well past the time that the unemployment rate declines below 6.5%.”

Outlook

The US was highly resilient and appeared to overcome the headwinds associated with higher taxes, the sequestration, a partial federal government shutdown and rising interest rates. Barring unanticipated strengthening of US labor markets and accelerating inflation, we expect the central bank to take a measured approach to the reduction of purchases in 2014. Tapering of asset purchases, as well as concerns about global growth, ongoing geopolitical issues and dysfunction in Washington DC, will likely contribute to increased market volatility.

Receive this report electronically and eliminate paper mailings. To enroll, visit: us.allianzgi.com/edelivery.

For specific information on the Funds’ and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, us.allianzgi.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager, and Pacific Investment Management Company LLC (“PIMCO”), the Funds’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Julian Sluyters
Chairman	President & CEO

January 31, 2014 | Semi-Annual Report  3

Fund Insights

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

For the six-months ended January 31, 2014, PIMCO Income Strategy Fund returned 6.05% on net asset value (“NAV”) and 2.13% on market price. For the six-months ended January 31, 2014, PIMCO Income Strategy Fund II returned 7.06% on NAV and 4.61% on market price.

The unmanaged Barclays US Aggregate Bond Index and Barclays US Credit Index returned 1.78% and 2.63%, respectively, during the reporting period. The US fixed income market experienced periods of elevated volatility during the six-month reporting period ended January 31, 2014. This was triggered by a number of factors, including mixed economic data, Fed tapering, geopolitical issues and the 16 day partial federal government shutdown. All told, both short- and long-term Treasury yields rose and the yield curve steepened during the reporting period. That being said, Treasury yields fell from their peak toward the end of the period. This occurred as investor risk aversion increased due to concerns about China’s economy and several sharply declining emerging market currencies. The benchmark 10-year Treasury bond began the fiscal period yielding 2.60% and ended the period at 2.67%.

The US credit market was also volatile at times, but it outperformed the overall bond market. The credit market was dragged down during periods of rising interest rates. However this was offset by overall positive fundamentals, generally solid corporate profits, low defaults and solid demand from investors looking to generate incremental yield in the low interest rate environment.

Sector exposures produce largely enhance the Funds’ performance

During the reporting period, PIMCO Income Strategy and PIMCO Income Strategy II (the “Funds”) outperformed the broad US fixed income market (as measured by the Barclays US Aggregate Bond Index) as well as the US credit market (as measured by the Barclays US Credit Index) at NAV.

An allocation to high yield bonds helped the Funds’ results, as the sector outperformed the broad credit market during the reporting period. The Funds’ overweighting to the Financial sector was beneficial as it was supported by improving earnings. Security selection within the Telecommunications sector contributed to performance. An allocation to non-agency mortgage-backed securities was positive for performance, as these bonds benefited from continued improvements in the US housing market. Opportunistically gaining exposure to select emerging market external bonds during the third and fourth quarters of 2013 was additive for the Funds’ performance, as their spreads tightened following the May/June sell-off.

On the downside, a tactical allocation to Brazilian local rates detracted from the Funds’ performance, as rates continued rising due to expectations for higher inflation within the country.

4  Semi-Annual Report | January 31, 2014

Performance & Statistics

PIMCO Income Strategy Fund

January 31, 2014 (unaudited)

Total Return(1)	Market Price	NAV
Six Month	2.13%	6.05%
1 Year	-4.80%	5.69%
5 Year	19.26%	25.22%
10 Year	5.43%	6.38%
Commencement of Operations (8/29/03) to 1/31/14	5.42%	6.31%

Market Price/NAV Performance	Market Price/NAV
Commencement of Operations (8/29/03) to 1/31/14	Market Price	$11.53
	NAV	$11.84
NAV	Discount to NAV	-2.62%
Market Price	Market Price Yield(2)	6.59%
	Leverage Ratio(3)	21.89%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares and includes the effect of any expense reductions. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund ‘s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at January 31, 2014.

(3) Represents Preferred Shares and Reverse Repurchase Agreements outstanding (collectively “Leverage”), as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

January 31, 2014 | Semi-Annual Report  5

Performance & Statistics

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

Total Return(1)	Market Price	NAV
Six Month	4.61%	7.06%
1 Year	-2.75%	8.20%
5 Year	22.38%	25.07%
Commencement of Operations (10/29/04) to 1/31/14	3.79%	4.69%

Market Price/NAV Performance	Market Price/NAV
Commencement of Operations (10/29/04) to 1/31/14	Market Price	$10.22
	NAV	$10.52
NAV	Discount to NAV	-2.85%
Market Price	Market Price Yield(2)	5.20%
	Leverage Ratio(3)	20.61%

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all dividends and distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares and includes the effect of any expense reductions. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund ‘s shares, or changes in the Fund’s dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets attributable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current monthly dividend per common share (comprised of net investment income) by the market price per common share at January 31, 2014.

(3) Represents Preferred Shares outstanding (“Leverage”), as a percentage of total managed assets. Total managed assets refer to total assets (including assets attributable to Leverage) minus liabilities (other than liabilities representing Leverage).

6  Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited)

Principal Amount (000s)		Value

Corporate Bonds & Notes – 25.8%
	Airlines – 1.8%
	American Airlines Pass-Through Trust (d),
$3,614	9.73%, 9/29/14	$2,710,726
1,861	10.18%, 1/2/13 (e)	2,043,753
1,228	Continental Airlines Pass-Through Trust, 9.798%, 10/1/22	1,387,988
740	United Air Lines Pass-Through Trust, 10.40%, 5/1/18	839,980
		6,982,447
	Auto Manufacturers – 3.7%
12,700	Ford Motor Co., 7.70%, 5/15/97	14,431,962
	Banking – 11.0%
£6,300	Barclays Bank PLC, 14.00%, 6/15/19 (f)	13,877,793
$800	Citigroup, Inc., 6.125%, 8/25/36	861,778
	LBG Capital No. 1 PLC,
€200	7.375%, 3/12/20	289,256
£300	7.588%, 5/12/20	527,691
4,800	7.867%, 12/17/19	8,443,064
2,400	7.869%, 8/25/20	4,247,113
$2,000	8.50%, 12/17/21 (a)(c)(f)	2,141,916
£900	11.04%, 3/19/20	1,719,929
	LBG Capital No. 2 PLC,
534	9.125%, 7/15/20	960,780
2,200	11.25%, 9/14/23	4,235,012
$1,550	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (f)	1,652,688
£2,000	Santander Issuances S.A. Unipersonal, 7.30%, 7/27/19 (converts to FRN on 9/27/14)	3,386,431
		42,343,451
	Diversified Financial Services – 4.0%
$3,400	Army Hawaii Family Housing Trust Certificates, 5.524%, 6/15/50 (NPFGC) (a)(b)(c)(i) (acquisition cost-$3,366,000; purchased 11/18/13)	3,414,484
2,800	General Electric Capital Corp., 6.375%, 11/15/67 (converts to FRN on 11/15/17)	3,048,500
2,464	GSPA Monetization Trust, 6.422%, 10/9/29 (a)(b)(c)(i) (acquisition cost-$2,434,898; purchased 9/23/13)	2,383,642
7,000	ILFC E-Capital Trust I, 5.46%, 12/21/65 (a)(c)(h)(k)	6,466,250
		15,312,876
	Electric Utilities – 0.3%
1,219	Bruce Mansfield Unit, 6.85%, 6/1/34	1,309,258
	Insurance – 1.6%
2,000	AIG Life Holdings, Inc., 8.125%, 3/15/46 (a)(b)(c)(i) (acquisition cost-$1,753,150; purchased 7/12/10)	2,465,000
2,893	American International Group, Inc., 8.175%, 5/15/68 (converts to FRN on 5/15/38)	3,609,018
		6,074,018

January 31, 2014 | Semi-Annual Report  7

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value

	Media – 1.0%
$3,900	Time Warner Cable, Inc., 7.30%, 7/1/38	$4,062,813
	Oil & Gas – 0.5%
1,600	Anadarko Petroleum Corp., 7.00%, 11/15/27	1,760,331
	Telecommunications – 1.9%
7,000	Northwestern Bell Telephone, 7.75%, 5/1/30	7,372,848
Total Corporate Bonds & Notes (cost-$85,712,499)		99,650,004
Municipal Bonds – 23.0%
	California – 9.2%
5,800	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	6,620,874
900	Long Beach Redev. Agcy., Tax Allocation, 8.36%, 8/1/40	947,187
9,600	Los Angeles Department of Water & Power Rev., 6.166%, 7/1/40	10,367,616
9,600	Metropolitan Water Dist. of Southern California Rev., 6.947%, 7/1/40, Ser. A	10,859,424
1,000	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	1,117,370
600	Riverside Cnty. Economic Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	632,256
900	State Univ. Rev., 6.484%, 11/1/41	1,051,920
3,600	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	3,669,552
		35,266,199
	Georgia – 1.1%
3,900	Municipal Electric Auth. of Georgia Rev., 6.655%, 4/1/57	4,264,728
	Illinois – 4.8%
6,000	Chicago, GO, 7.517%, 1/1/40	6,627,180
11,000	Municipal Electric Agcy. Rev., 6.832%, 2/1/35	12,040,380
		18,667,560
	Nebraska – 1.8%
6,400	Public Power Generation Agcy. Rev., 7.242%, 1/1/41	6,997,376
	Nevada – 3.0%
10,500	Las Vegas Valley Water Dist., GO, 7.013%, 6/1/39	11,582,130
	New Jersey – 0.0%
200	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	147,716
	Ohio – 1.8%
5,000	American Municipal Power, Inc. Rev., Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	6,796,500
	Texas – 1.3%
4,200	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	4,951,002
Total Municipal Bonds (cost-$85,296,410)		88,673,211
Mortgage-Backed Securities – 21.4%
109	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	87,931
	Banc of America Funding Trust, CMO,
3,652	6.00%, 8/25/36	3,661,251
2,098	6.00%, 3/25/37	1,909,463
3,543	6.00%, 8/25/37	3,140,836
	BCAP LLC Trust, CMO (a)(c)(k),
1,200	5.429%, 3/26/37	357,209
317	14.963%, 6/26/36	79,354

8  Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value

	Bear Stearns ALT-A Trust, CMO (k),
$346	2.591%, 11/25/36	$244,624
771	2.746%, 9/25/35	636,570
1,341	Bear Stearns Mortgage Funding Trust, 7.00%, 8/25/36, CMO	1,106,316
	Chase Mortgage Finance Trust, CMO,
10	2.533%, 12/25/35 (k)	9,056
1,054	6.00%, 2/25/37	943,162
705	6.00%, 7/25/37	647,861
1,929	6.25%, 10/25/36	1,784,770
165	Citicorp Mortgage Securities Trust, 5.50%, 4/25/37, CMO	170,465
	Countrywide Alternative Loan Trust, CMO,
337	5.50%, 3/25/35	304,047
4,186	5.50%, 12/25/35	3,682,459
153	5.50%, 3/25/36	121,626
1,659	5.741%, 4/25/36 (k)	1,217,908
415	5.75%, 1/25/35	402,545
374	6.00%, 2/25/35	391,366
2,597	6.00%, 5/25/36	2,059,459
1,195	6.00%, 4/25/37	976,236
1,019	6.00%, 8/25/37	706,648
794	6.25%, 11/25/36	700,185
1,689	6.25%, 12/25/36 (k)	1,408,284
468	6.50%, 8/25/36	331,754
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
77	2.492%, 2/20/35 (k)	74,612
1,497	5.50%, 10/25/35	1,404,723
685	5.75%, 3/25/37	621,521
1,486	6.00%, 5/25/36	1,361,925
557	6.00%, 2/25/37	523,246
140	6.00%, 4/25/37	129,653
844	6.25%, 9/25/36	751,481
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
411	6.00%, 2/25/37	359,625
1,303	6.75%, 8/25/36	1,016,180
	GSR Mortgage Loan Trust, CMO,
174	5.50%, 5/25/36	167,098
5,120	6.00%, 2/25/36	4,756,356
58	Harborview Mortgage Loan Trust, 2.743%, 7/19/35, CMO (k)	51,409
2,098	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37, CMO	1,490,048
	JPMorgan Alternative Loan Trust, CMO,
1,997	2.612%, 3/25/36 (k)	1,614,775
1,773	3.014%, 3/25/37 (k)	1,371,785
1,200	6.31%, 8/25/36	904,657
	JPMorgan Mortgage Trust, CMO,
590	2.566%, 1/25/37 (k)	514,166
611	2.625%, 2/25/36 (k)	548,845
1,063	5.00%, 3/25/37	985,541
96	5.75%, 1/25/36	90,213
287	6.00%, 8/25/37	257,546

January 31, 2014 | Semi-Annual Report  9

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value

$1,641	Merrill Lynch Mortgage Investors Trust, 2.912%, 3/25/36, CMO (k)	$1,160,441
3,917	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36, CMO (k)	2,810,140
1,096	Residential Accredit Loans, Inc., 6.00%, 6/25/36, CMO	894,868
	Residential Asset Securitization Trust, CMO,
1,075	5.75%, 2/25/36	926,430
432	6.00%, 9/25/36	283,374
730	6.00%, 3/25/37	561,046
1,725	6.00%, 5/25/37	1,558,352
1,116	6.00%, 7/25/37	920,918
1,861	6.25%, 9/25/37	1,490,516
	Residential Funding Mortgage Securities I, CMO,
1,932	3.79%, 8/25/36 (k)	1,662,189
284	6.00%, 9/25/36	262,316
704	6.00%, 1/25/37	655,636
3,693	6.00%, 6/25/37	3,291,758
	Structured Adjustable Rate Mortgage Loan Trust, CMO (k),
1,779	2.462%, 11/25/36	1,429,896
760	4.937%, 3/25/37	574,556
2,374	5.057%, 5/25/36	2,023,819
1,467	5.071%, 1/25/36	1,151,534
799	5.32%, 7/25/36	735,510
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO (k),
331	3.179%, 2/25/37	282,991
2,023	5.082%, 4/25/37	1,701,179
5,672	WaMu Commercial Mortgage Securities Trust, 5.749%, 3/23/45, CMO (a)(c)(k)	5,848,424
	WaMu Mortgage Pass-Through Certificates, CMO (k),
236	2.362%, 9/25/36	211,270
722	4.737%, 2/25/37	678,707
990	6.087%, 10/25/36	840,102
914	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, 6.50%, 8/25/34, CMO	953,485
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
1,327	2.612%, 7/25/36 (k)	1,290,896
781	2.616%, 8/25/36 (k)	748,292
190	2.623%, 4/25/36 (k)	186,215
381	2.685%, 7/25/36 (k)	353,158
484	5.75%, 3/25/37	462,080
283	6.00%, 6/25/37	274,499
414	6.00%, 7/25/37	401,275
Total Mortgage-Backed Securities (cost-$75,578,097)		82,702,662
Asset-Backed Securities – 5.5%
284	Bear Stearns Asset-Backed Securities Trust, 6.50%, 10/25/36	246,461
	Countrywide Asset-Backed Certificates,
3,500	0.718%, 12/25/35 (k)	3,131,706
3,000	5.595%, 8/25/35	2,556,216

10  Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value

	GSAA Home Equity Trust,
$8,324	5.772%, 11/25/36 (k)	$5,370,435
954	6.295%, 6/25/36	568,138
4,077	Lehman XS Trust, 5.895%, 6/24/46	3,255,785
434	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	437,784
206	Mid-State Trust IV, 8.33%, 4/1/30	213,361
761	Mid-State Trust VII, 6.34%, 10/15/36	805,880
575	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (k)	441,329
7,196	Securitized Asset-Backed Receivables LLC Trust, 0.298%, 5/25/36 (k)	4,020,045
Total Asset-Backed Securities (cost-$20,151,473)		21,047,140

Shares

Preferred Stock – 3.3%
	Banking – 1.5%
207,100	GMAC Capital Trust I, 8.125%, 2/15/40, Ser. 2 (j)	5,670,398
	Diversified Financial Services – 1.8%
6,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (f)	7,168,125
Total Preferred Stock (cost-$12,332,507)		12,838,523

Principal Amount (000s)

U.S. Government Agency Securities – 0.5%
	Fannie Mae, CMO, IO,
$4,877	3.50%, 1/25/43-2/25/43	1,057,020
4,292	4.00%, 11/25/42	778,582
Total U.S. Government Agency Securities (cost-$1,658,850)		1,835,602
Short-Term Investments – 20.5%
	Repurchase Agreements – 20.3%
77,300	RBC Capital Markets LLC, dated 1/31/14, 0.03%, due 2/3/14, proceeds $77,300,193; collateralized by U.S. Treasury Notes, 0.25%, due 1/15/15, valued at $78,881,442 including accrued interest	77,300,000
962	State Street Bank and Trust Co., dated 1/31/14, 0.00%, due 2/3/14, proceeds $962,000; collateralized by Freddie Mac, 2.08%, due 10/17/22, valued at $981,538 including accrued interest	962,000
Total Repurchase Agreements (cost-$78,262,000)		78,262,000
	U.S. Treasury Obligations – 0.2%
750	U.S. Treasury Bills, 0.038%, 7/3/14 (g)(l) (cost-$749,881)	749,859
Total Short-Term Investments (cost-$79,011,881)		79,011,859
Total Investments (cost-$359,741,717) – 100.0%		$385,759,001

January 31, 2014 | Semi-Annual Report  11

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $23,156,279, representing 6.0% of total investments.
(b)	Illiquid.
(c)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.
(e)	Fair-Valued–Security with a value of $2,043,753, representing 0.5% of total investments. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(h)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(i)	Restricted. The aggregate acquisition cost of such securities is $7,554,048. The aggregate value is $8,263,126, representing 2.1% of total investments.
(j)	Dividend rate is fixed until the first call date and variable thereafter.
(k)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on January 31, 2014.
(l)	Rates reflect the effective yields at purchase date.
(m)	Interest rate swap agreements outstanding at January 31, 2014:

OTC swap agreements:

			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Upfront Premiums Paid	Unrealized Appreciation
Bank of America	$130,400	4/30/19	3-Month USD-LIBOR	1.90%	$502,508	$176,956	$325,552
Deutsche Bank	130,400	4/30/19	3-Month USD-LIBOR	1.90%	502,509	163,916	338,593
JPMorgan Chase	278,800	4/30/19	3-Month USD-LIBOR	1.90%	1,074,380	376,874	697,506
Morgan Stanley	250,000	4/30/19	3-Month USD-LIBOR	1.90%	963,397	208,163	755,234
					$3,042,794	$925,909	$2,116,885

12  Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs (CME)	$37,000	6/18/44	3.50%	3-Month USD-LIBOR	$1,210,564	$(772,853)
Morgan Stanley (CME)	107,000	6/18/43	3.75%	3-Month USD-LIBOR	(1,728,780)	(2,172,995)
Morgan Stanley (CME)	107,000	6/19/44	3-Month USD-LIBOR	3.50%	(1,752,025)	1,738,594
					$(2,270,241)	$(1,207,254)

(n)         Forward foreign currency contracts outstanding at January 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value January 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
644,659 Brazilian Real settling 2/4/14	Barclays Bank	$271,321	$267,133	$(4,188)
644,659 Brazilian Real settling 2/4/14	Morgan Stanley	265,696	267,133	1,437
23,340,000 British Pound settling 2/4/14	Bank of America	38,705,819	38,368,595	(337,224)
1,701,000 British Pound settling 2/4/14	Credit Suisse First Boston	2,805,189	2,796,272	(8,917)
201,000 Euro settling 2/4/14	Credit Suisse First Boston	274,566	271,089	(3,477)
Sold:
644,659 Brazilian Real settling 2/4/14	Barclays Bank	265,696	267,133	(1,437)
644,659 Brazilian Real settling 3/6/14	Barclays Bank	269,371	265,033	4,338
644,659 Brazilian Real settling 2/4/14	Morgan Stanley	273,810	267,133	6,677
23,340,000 British Pound settling 3/4/14	Bank of America	38,697,720	38,360,659	337,061
25,041,000 British Pound settling 2/4/14	Barclays Bank	40,757,433	41,164,867	(407,434)
201,000 Euro settling 2/4/14	Citigroup	276,711	271,089	5,622
201,000 Euro settling 3/4/14	Credit Suisse First Boston	274,559	271,091	3,468
				$(404,074)

(o)         At January 31, 2014, the Fund held $4,054,000 in cash as collateral and pledged cash collateral of $2,848,000 for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(p)         Open reverse repurchase agreements at January 31, 2014:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	(1.50)%	12/31/13	2/14/14	$4,626,823	$4,633,000

(q)         The weighted average daily balance of reverse repurchase agreements during the six months ended January 31, 2014 was $5,583,368, at a weighted average interest rate of (0.94)%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at January 31, 2014 was $4,618,750.

January 31, 2014 | Semi-Annual Report 13

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

(r)            Fair Value Measurements-See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/14
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$ –	$2,710,726	$4,271,721	$6,982,447
Diversified Financial Services	–	12,929,234	2,383,642	15,312,876
All Other	–	77,354,681	–	77,354,681
Municipal Bonds	–	88,673,211	–	88,673,211
Mortgage-Backed Securities	–	82,702,662	–	82,702,662
Asset-Backed Securities	–	21,047,140	–	21,047,140
Preferred Stock:
Banking	5,670,398	–	–	5,670,398
Diversified Financial Services	–	7,168,125	–	7,168,125
U.S. Government Agency Securities	–	1,835,602	–	1,835,602
Short-Term Investments	–	79,011,859	–	79,011,859
	5,670,398	373,433,240	6,655,363	385,759,001
Other Financial Instruments*– Assets
Foreign Exchange Contracts	–	358,603	–	358,603
Interest Rate Contracts	–	3,855,479	–	3,855,479
	–	4,214,082	–	4,214,082
Other Financial Instruments*– Liabilities
Foreign Exchange Contracts	–	(762,677)	–	(762,677)
Interest Rate Contracts	–	(2,945,848)	–	(2,945,848)
	–	(3,708,525)	–	(3,708,525)
Totals	$5,670,398	$373,938,797	$6,655,363	$386,264,558

At January 31, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended January 31, 2014, was as follows:

	Beginning Balance 7/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 1/31/14
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$9,807,590	$3,752,735	$(5,332,991)†	$(13,847)	$(22,108)		$(1,208,932)	–	$(2,710,726)	$4,271,721
Diversified
Financial Services	–	2,449,548	(14,826)	375	175		(51,630)	–	–	2,383,642
Electric Utilities	27,382	–	(441,604)††	–	–		414,222	–	–	–
Mortgage-Backed Securities	7,858,372	6	(1,849,537)	5,075	(78,057	)†††	(8,081)	–	(5,927,778)	–
U.S. Government Agency Securities	3,728,708	31,076	(3,849,405)	–	57,771		31,850	–	–	–
Totals	$21,422,052	$6,233,365	$(11,488,363)	$(8,397)	$(42,219)		$(822,571)	–	$(8,638,504)	$6,655,363

14 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2014.

	Ending Balance at 1/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$2,043,753	Benchmark Pricing	Security Price Reset	$109.80
	4,611,610	Third-Party Pricing Vendor	Single Broker Quote	$96.73 – $113.50

†                      Reduction of cost due to corporate action.

††               Liquidation due to corporate action.

†††        Paydown shortfall.

*                      Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**               Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at January 31, 2014, was $(1,719,580). Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(s)                The following is a summary of the derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at January 31, 2014:

Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$2,116,885	$ –	$2,116,885
Receivable for variation margin on centrally cleared swaps*	9,827	–	9,827
Unrealized appreciation of forward foreign currency contracts	–	358,603	358,603
Total asset derivatives	$2,126,712	$358,603	$2,485,315
Liability derivatives:
Payable for variation margin on centrally cleared swaps*	$(266,847)	$ –	$(266,847)
Unrealized depreciation of forward foreign currency contracts	–	(762,677)	(762,677)
Total liability derivatives	$(266,847)	$(762,677)	$(1,029,524)

*                 Included in net unrealized depreciation of $1,207,254 on centrally cleared swaps as reported in note (m) of the Notes to Schedule of Investments.

The effect of derivatives on the Statement of Operations for the six months ended January 31, 2014:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps	$1,505,820	$(457,519)	$ –	$1,048,301
Foreign currency transactions (forward foreign currency contracts)	–	–	(4,955,792)	(4,955,792)
Total net realized gain (loss)	$1,505,820	$(457,519)	$(4,955,792)	$(3,907,491)

January 31, 2014 | Semi-Annual Report 15

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net change in unrealized appreciation/depreciation of:
Swaps	$(452,482)	$(10,035)	$ –	$(462,517)
Foreign currency transactions (forward foreign currency contracts)	–	–	(1,145,564)	(1,145,564)
Total net change in unrealized appreciation/depreciation	$(452,482)	$(10,035)	$(1,145,564)	$(1,608,081)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended January 31, 2014:

Forward Foreign Currency Contracts (1)		Credit Default Swap Agreements (2)	Interest Rate Swap Agreements (2)
Purchased	Sold	Sell
$81,084,064	$122,940,337	$500	$808,267

(1)         U.S. $ Value on origination date

(2)         Notional Amount (in thousands)

Financial Assets and Derivative Assets, and Collateral Received at January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Cash Collateral Received		Net Amount
Foreign Currency Exchange Contracts
Bank of America	$337,061	$(337,061)	$–		$–
Barclays Bank	4,338	(4,338)	–		–
Citigroup	5,622	–	–		5,622
Credit Suisse First Boston	3,468	(3,468)	–		–
Morgan Stanley	8,114	–	(8,114	)†	–
Swaps
Bank of America	325,552	(163)	(223,044	)#	102,345
Deutsche Bank	338,593	–	(236,084	)#	102,509
JPMorgan Chase	697,506	–	(463,126	)#	234,380
Morgan Stanley	755,234	–	(755,234	)†,#	–
Totals	$2,475,488	$(345,030)	$(1,685,602)		$444,856

Financial Assets and Derivative Assets, and Collateral Received at January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Financial Assets Presented in Statement of Assets and Liabilities	Financial Instrument		Net Amount
Repurchase Agreements
RBC Capital Markets LLC	$77,300,000	$(77,300,000	)†	$–
State Street Bank & Trust Co.	962,000	(962,000	)†	–
Totals	$78,262,000	$(78,262,000)		$–

16 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund

January 31, 2014 (unaudited) (continued)

Financial Liabilities and Derivative Liabilities, and Collateral Pledged at January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Net Amount
Foreign Currency Exchange Contracts
Bank of America	$337,224	$(337,224)	$—
Barclays Bank	413,059	(413,059)††	—
Credit Suisse First Boston	12,394	(3,468)	8,926
Totals	$762,677	$(753,751)	$8,926

Counterparty	Payable for Reverse Repurchase Agreements†††	Financial Instrument	Net Amount
Barclays Bank plc	$4,626,823	$(4,618,750)	$8,073

†                      The actual collateral received is greater than the amount shown here due to over collateralization.

††               The actual collateral pledged is greater than the amount shown here due to over collateralization.

†††        The amount includes interest receivable for Reverse Repurchase Agreements.

#                      The amount includes upfront premiums paid.

Glossary:

	£-	British Pound
CME	-	Chicago Mercantile Exchange
CMO	-	Collateralized Mortgage Obligation
	€-	Euro
FRN	-	Floating Rate Note
GO	-	General Obligation Bond
IO	-	Interest Only
LIBOR	-	London Inter-Bank Offered Rate
NPFGC	-	insured by National Public Finance Guarantee Corp.
OTC	-	Over-the-Counter

See accompanying Notes to Financial Statements | January 31, 2014 | Semi-Annual Report 17

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

Principal Amount (000s)		Value
Mortgage-Backed Securities – 26.8%
	Banc of America Alternative Loan Trust, CMO,
$7,097	5.50%, 7/25/33	$7,440,202
8,533	5.50%, 10/25/33	8,873,315
254	6.00%, 1/25/36	205,171
	Banc of America Funding Trust, CMO,
68	2.785%, 1/20/47 (j)	55,680
10,280	6.00%, 8/25/37	9,111,876
	BCAP LLC Trust, CMO (a)(c)(j),
813	2.81%, 5/26/36	21,240
2,500	5.429%, 3/26/37	744,185
1,891	9.698%, 5/26/37	343,550
6,078	14.58%, 9/26/36	4,927,781
634	14.963%, 6/26/36	158,709
1,960	Bear Stearns Adjustable Rate Mortgage Trust, 2.66%, 10/25/34, CMO (j)	1,775,039
	Bear Stearns ALT-A Trust, CMO (j),
562	2.591%, 11/25/36	397,514
1,613	2.746%, 9/25/35	1,331,011
	Chase Mortgage Finance Trust, CMO,
20	2.533%, 12/25/35 (j)	18,113
108	5.50%, 5/25/36	106,487
	Citicorp Mortgage Securities Trust, CMO,
331	5.50%, 4/25/37	340,930
3,126	6.00%, 9/25/37	3,294,782
	Countrywide Alternative Loan Trust, CMO,
693	5.50%, 3/25/35	625,978
1,682	5.50%, 1/25/36	1,508,828
248	5.50%, 3/25/36	197,642
3,422	5.741%, 4/25/36 (j)	2,512,567
862	5.75%, 1/25/35	836,055
982	5.75%, 2/25/35	948,162
1,498	5.75%, 12/25/36	1,195,158
777	6.00%, 2/25/35	814,465
1,056	6.00%, 4/25/36	872,093
5,333	6.00%, 5/25/36	4,228,964
3,601	6.00%, 4/25/37	2,857,807
4,717	6.00%, 5/25/37	3,779,345
2,123	6.00%, 8/25/37	1,472,183
1,632	6.25%, 11/25/36	1,439,270
1,090	6.25%, 12/25/36 (j)	908,570
936	6.50%, 8/25/36	663,507
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
1,433	5.75%, 3/25/37	1,299,543
978	6.00%, 5/25/36	896,707
1,113	6.00%, 2/25/37	1,046,493
4,876	6.00%, 7/25/37	4,180,764

18 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
$5,310	6.00%, 9/25/37	$5,101,278
1,735	6.25%, 9/25/36	1,544,711
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
436	5.75%, 4/25/36	383,431
3,012	5.863%, 2/25/37 (j)	1,771,060
2,641	6.75%, 8/25/36	2,060,586
	First Horizon Alternative Mortgage Securities Trust, CMO,
1,674	6.00%, 5/25/36	1,484,314
2,736	6.00%, 8/25/36	2,454,318
	First Horizon Mortgage Pass-Through Trust, CMO (j),
2,147	2.625%, 11/25/35	1,689,361
146	2.632%, 5/25/37	120,872
4,435	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37, CMO	3,149,418
	JPMorgan Alternative Loan Trust, CMO,
4,216	2.612%, 3/25/36 (j)	3,408,969
3,608	2.628%, 5/25/36 (j)	2,869,137
2,437	3.014%, 3/25/37 (j)	1,886,204
2,500	6.31%, 8/25/36	1,884,702
	JPMorgan Mortgage Trust, CMO,
1,059	2.625%, 2/25/36 (j)	951,330
754	5.065%, 10/25/35 (j)	779,621
1,332	5.50%, 4/25/36	1,360,795
192	5.75%, 1/25/36	180,426
502	6.00%, 8/25/37	450,706
193	6.50%, 9/25/35	193,176
	Lehman Mortgage Trust, CMO,
1,745	6.00%, 7/25/36	1,393,912
3,230	6.00%, 7/25/37	2,854,619
5,957	6.50%, 9/25/37	5,018,062
1,109	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	995,376
3,199	Merrill Lynch Mortgage Investors Trust, 2.912%, 3/25/36, CMO (j)	2,261,877
5,020	Morgan Stanley Mortgage Loan Trust, 4.987%, 5/25/36, CMO (j)	3,931,629
8,306	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36, CMO (j)	5,959,434
41	Nomura Asset Acceptance Corp. Alternative Loan Trust, 4.976%, 5/25/35, CMO	39,251
	Residential Accredit Loans, Inc., CMO,
2,634	3.432%, 12/26/34 (j)	2,222,731
8,341	5.75%, 1/25/34	8,730,294
2,218	6.00%, 6/25/36	1,810,896
748	6.00%, 8/25/36	621,755
1,550	6.00%, 12/25/36	1,234,310
	Residential Asset Securitization Trust, CMO,
2,222	5.75%, 2/25/36	1,915,858
1,229	6.00%, 2/25/36	1,006,892
864	6.00%, 9/25/36	566,748
2,653	6.00%, 3/25/37	2,040,165
3,599	6.00%, 5/25/37	3,250,896

January 31, 2014 | Semi-Annual Report 19

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
$2,371	6.00%, 7/25/37	$1,956,950
3,970	6.25%, 9/25/37	3,179,768
	Residential Funding Mortgage Securities I, CMO,
4,327	3.55%, 9/25/35 (j)	3,972,076
3,361	3.79%, 8/25/36 (j)	2,890,764
1,730	6.25%, 8/25/36	1,566,493
	Structured Adjustable Rate Mortgage Loan Trust, CMO (j),
5,221	2.462%, 11/25/36	4,196,433
4,956	5.057%, 5/25/36	4,224,723
4,400	5.071%, 1/25/36	3,454,603
1,626	5.32%, 7/25/36	1,497,288
663	Suntrust Adjustable Rate Mortgage Loan Trust, 3.179%, 2/25/37, CMO (j)	565,982
18,022	WaMu Commercial Mortgage Securities Trust, 5.749%, 3/23/45, CMO (a)(c)(j)	18,582,226
	WaMu Mortgage Pass-Through Certificates, CMO (j),
1,444	4.737%, 2/25/37	1,357,415
2,377	4.766%, 7/25/37	2,212,088
3,225	4.804%, 5/25/37	3,111,897
1,981	6.087%, 10/25/36	1,680,205
81	Washington Mutual Mortgage Pass-Through Certificates, 6.00%, 6/25/37, CMO	68,586
1,686	Wells Fargo Alternative Loan Trust, 6.00%, 7/25/37, CMO	1,610,278
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
2,661	2.612%, 7/25/36 (j)	2,587,337
1,301	2.616%, 8/25/36 (j)	1,247,153
380	2.623%, 4/25/36 (j)	372,430
798	2.685%, 7/25/36 (j)	738,422
967	5.75%, 3/25/37	924,160
Total Mortgage-Backed Securities (cost-$199,127,286)		213,006,083
Corporate Bonds & Notes – 25.5%
	Airlines – 1.5%
	American Airlines Pass-Through Trust (d),
7,362	9.73%, 9/29/14	5,521,448
3,834	10.18%, 1/2/13 (e)	4,209,830
2,164	United Air Lines Pass-Through Trust, 10.40%, 5/1/18	2,456,039
		12,187,317
	Auto Manufacturers – 0.4%
3,000	Ford Motor Co., 7.70%, 5/15/97	3,409,125
	Banking – 6.8%
1,000	Ally Financial, Inc., 8.30%, 2/12/15	1,066,250
1,700	Citigroup, Inc., 6.125%, 8/25/36	1,831,279
	LBG Capital No. 1 PLC,
€500	7.375%, 3/12/20	723,139
£300	7.588%, 5/12/20	527,692
10,200	7.867%, 12/17/19	17,941,510
1,000	7.869%, 8/25/20	1,769,631
4,700	11.04%, 3/19/20	8,981,851

20 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
	Banking (continued)
	LBG Capital No. 2 PLC,
€8,900	8.875%, 2/7/20	$13,640,693
£300	12.75%, 8/10/20	589,831
€1,100	15.00%, 12/21/19	2,201,261
$5,000	Wachovia Capital Trust III, 5.57%, 4/7/14 (f)	4,700,000
		53,973,137
	Diversified Financial Services – 6.9%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67 (converts to FRN on 1/15/17) (a)(c)	1,521,000
7,000	Army Hawaii Family Housing Trust Certificates, 5.524%, 6/15/50 (NPFGC) (a)(b)(c)(h) (acquisition cost-$6,930,000; purchased 11/18/13)	7,029,820
5,118	GSPA Monetization Trust, 6.422%, 10/9/29 (a)(b)(c)(h) (acquisition cost-$5,057,096; purchased 9/23/13)	4,950,642
11,000	ILFC E-Capital Trust II, 6.25%, 12/21/65 (converts to FRN on 12/21/15) (a)(c)	10,395,000
24,240	SLM Corp., 5.50%, 1/15/19	24,891,304
5,500	Western Group Housing L.P., 6.75%, 3/15/57 (a)(b)(c)(h) (acquisition cost-$6,016,890; purchased 11/22/13)	6,169,185
		54,956,951
	Electric Utilities – 0.3%
2,351	Bruce Mansfield Unit, 6.85%, 6/1/34	2,524,997
	Healthcare-Services – 2.5%
19,515	City of Hope, 5.623%, 11/15/43	20,207,919
	Insurance – 0.2%
1,400	American International Group, Inc., 8.175%, 5/15/68 (converts to FRN on 5/15/38)	1,746,500
	Media – 1.1%
8,200	Time Warner Cable, Inc., 7.30%, 7/1/38	8,542,325
	Mining – 2.4%
18,700	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (a)(c)	18,914,433
	Oil & Gas – 0.5%
3,400	Anadarko Petroleum Corp., 7.00%, 11/15/27	3,740,704
	Telecommunications – 2.9%
7,000	CenturyLink, Inc., 7.60%, 9/15/39	6,282,500
12,625	Northwestern Bell Telephone, 7.75%, 5/1/30	13,297,458
3,400	Qwest Corp., 7.20%, 11/10/26	3,437,485
		23,017,443
Total Corporate Bonds & Notes (cost-$181,132,623)		203,220,851
Municipal Bonds – 20.0%
	California – 4.5%
1,650	City & Cnty. of San Francisco Redev. Agcy., Tax Allocation, 8.406%, 8/1/39	1,833,447
12,100	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	13,812,513
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,150,480
	Long Beach Redev. Agcy., Tax Allocation,
4,000	8.11%, 8/1/30	4,175,520

January 31, 2014 | Semi-Annual Report 21

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
	California (continued)
$3,400	8.36%, 8/1/40	$3,578,262
1,200	Riverside Cnty. Economic Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,264,512
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	7,644,900
		35,459,634
	District of Columbia – 1.5%
10,000	Metropolitan Airports Auth. Rev., 7.462%, 10/1/46	11,685,600
	Georgia – 2.1%
15,500	Municipal Electric Auth. of Georgia Rev., 6.655%, 4/1/57	16,949,560
	Nebraska – 0.9%
6,500	Public Power Generation Agcy. Rev., 7.242%, 1/1/41	7,106,710
	New Jersey – 0.0%
400	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	295,432
	New York – 2.3%
20,000	Port Auth. of New York & New Jersey Rev., 4.458%, 10/1/62, Ser. 174	18,237,000
	Ohio – 3.2%
27,300	State Univ. Rev., 4.80%, 6/1/11, Ser. A	25,529,868
	Texas – 5.5%
16,500	Dallas Convention Center Hotel Dev. Corp. Rev., 7.088%, 1/1/42	19,450,365
21,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	24,579,660
		44,030,025
Total Municipal Bonds (cost-$150,470,667)		159,293,829

Shares
Preferred Stock – 4.7%
	Diversified Financial Services – 4.7%
260,000	Citigroup Capital XIII, 7.875%, 10/30/15 (i)	7,053,800
	Farm Credit Bank,
100,000	6.75%, 9/15/23 (a)(b)(c)(f)(h)(i) (acquisition cost-$10,000,000; purchased 7/16/13)	10,212,500
16,900	10.00%, 12/15/20, Ser. 1 (f)	20,190,219
Total Preferred Stock (cost-$35,964,250)		37,456,519

Principal Amount (000s)
U.S. Government Agency Securities – 2.7%
	Fannie Mae, CMO, IO,
$10,235	3.50%, 2/25/42-2/25/43	2,112,669
19,654	4.00%, 8/25/42	3,745,522
5,013	4.50%, 11/25/42	1,046,613
8,847	6.092%, 1/25/40-8/25/41 (j)	1,698,244
35,904	6.442%, 11/25/40-4/25/41 (j)	7,218,730
	Freddie Mac, CMO, IO,
3,912	3.00%, 2/15/33	596,742

22 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value
$13,103	3.50%, 12/15/32-1/15/43	$2,130,161
4,071	4.00%, 11/15/39	712,329
4,773	5.84%, 8/15/42 (j)	1,080,887
	Ginnie Mae, CMO, IO,
4,812	3.50%, 6/20/42-3/20/43	718,240
4,516	4.00%, 3/20/42-10/20/42	803,228
Total U.S. Government Agency Securities (cost-$21,520,390)		21,863,365
Asset-Backed Securities – 2.2%
455	Bear Stearns Asset-Backed Securities Trust, 6.50%, 10/25/36	394,338
1,951	Greenpoint Manufactured Housing, 8.14%, 3/20/30 (j)	2,006,763
	GSAA Home Equity Trust,
2,575	5.772%, 11/25/36 (j)	1,661,709
1,988	6.295%, 6/25/36	1,183,621
4,068	IndyMac Residential Asset-Backed Trust, 0.318%, 7/25/37 (j)	2,562,535
6,875	Lehman XS Trust, 5.895%, 6/24/46	5,490,067
885	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	893,808
354	Mid-State Trust IV, 8.33%, 4/1/30	366,544
1,595	Mid-State Trust VII, 6.34%, 10/15/36	1,689,748
1,149	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47 (j)	882,658
Total Asset-Backed Securities (cost-$16,646,032)		17,131,791
Sovereign Debt Obligations – 0.4%
	Spain – 0.4%
€2,500	Autonomous Community of Valencia Spain, 2.593%, 9/3/17 (j) (cost-$2,903,994)	3,338,031
Short-Term Investments – 17.7%
	Repurchase Agreements – 17.6%
$138,700	RBC Capital Markets LLC, dated 1/31/14, 0.03%, due 2/3/14, proceeds $138,700,347; collateralized by U.S. Treasury Notes, 0.125%-1.50%, due 7/31/14-8/31/18, valued at $141,549,869 including accrued interest	138,700,000
1,748	State Street Bank and Trust Co., dated 1/31/14, 0.00%, due 2/3/14, proceeds $1,748,000; collateralized by Fannie Mae, 2.17%, due 10/17/22, valued at $1,785,657 including accrued interest	1,748,000
Total Repurchase Agreements (cost-$140,448,000)		140,448,000
	U.S. Treasury Obligations – 0.1%
560	U.S. Treasury Bills, 0.038%, 7/3/14 (g)(k) (cost-$559,911)	559,895
Total Short-Term Investments (cost-$141,007,911)		141,007,895
Total Investments (cost-$748,773,153) – 100.0%		$796,318,364

January 31, 2014 | Semi-Annual Report 23

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

(a)         Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $83,970,271, representing 10.5% of total investments.

(b)         Illiquid.

(c)          144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)         In default.

(e)          Fair-Valued–Security with a value of $4,209,830, representing 0.5% of total investments. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(f)           Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.

(g)          All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(h)         Restricted. The aggregate acquisition cost of such securities is $28,003,986. The aggregate value is $28,362,147, representing 3.6% of total investments.

(i)             Dividend rate is fixed until the first call date and variable thereafter.

(j)            Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on January 31, 2014.

(k)         Rates reflect the effective yields at purchase date.

(l)             Interest rate swap agreements outstanding at January 31, 2014:

OTC swap agreements:

			Rate Type
Swap Counterparty	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America	$208,700	4/30/19	3-Month USD-LIBOR	1.90%	$804,244	$283,211	$521,033
Deutsche Bank	208,700	4/30/19	3-Month USD-LIBOR	1.90%	804,244	262,341	541,903
JPMorgan Chase	1,000,000	3/12/19	3-Month USD-LIBOR	1.75%	4,401,070	(2,693,110)	7,094,180
JPMorgan Chase	445,900	4/30/19	3-Month USD-LIBOR	1.90%	1,718,317	602,756	1,115,561
Morgan Stanley	250,000	4/30/19	3-Month USD-LIBOR	1.90%	963,397	208,163	755,234
					$8,691,272	$(1,336,639)	$10,027,911

24 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Centrally cleared swap agreements:

			Rate Type
Broker (Exchange)	Notional Amount (000s)	Termination Date	Payments Made	Payments Received	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs (CME)	$66,400	6/18/44	3.50%	3-Month USD-LIBOR	$2,172,471	$(1,386,960)
Morgan Stanley (CME)	236,000	6/18/43	3.75%	3-Month USD-LIBOR	(3,813,010)	(4,792,774)
Morgan Stanley (CME)	236,000	6/19/44	3-Month USD-LIBOR	3.50%	(3,864,280)	3,834,657
					$(5,504,819)	$(2,345,077)

(m)     Forward foreign currency contracts outstanding at January 31, 2014:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value January 31, 2014	Unrealized Appreciation (Depreciation)
Purchased:
1,417,623 Brazilian Real settling 2/4/14	Barclays Bank	$596,643	$587,433	$(9,210)
1,417,623 Brazilian Real settling 2/4/14	Morgan Stanley	584,273	587,433	3,160
18,541,000 British Pound settling 2/4/14	Bank of America	30,747,411	30,479,525	(267,886)
15,156,000 Euro settling 2/4/14	Credit Suisse First Boston	20,703,096	20,440,890	(262,206)

Sold:
1,417,623 Brazilian Real settling 2/4/14	Barclays Bank	584,273	587,433	(3,160)
1,417,623 Brazilian Real settling 3/6/14	Barclays Bank	592,354	582,814	9,540
1,417,623 Brazilian Real settling 2/4/14	Morgan Stanley	602,116	587,433	14,683
18,541,000 British Pound settling 3/4/14	Bank of America	30,740,978	30,473,221	267,757
18,541,000 British Pound settling 2/4/14	Barclays Bank	30,177,851	30,479,525	(301,674)
15,156,000 Euro settling 2/4/14	BNP Paribas	20,839,045	20,440,890	398,155
15,156,000 Euro settling 3/4/14	Credit Suisse First Boston	20,702,565	20,441,041	261,524
				$110,683

(n)         At January 31, 2014, the Fund held $5,498,000 in cash as collateral and pledged cash collateral of $5,141,000 for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(o)         The weighted average daily balance of reverse repurchase agreements during the six months ended January 31, 2014 was $13,330,250, at a weighted average interest rate of 0.40%. There were no open reverse repurchase agreements at January 31, 2014.

January 31, 2014 | Semi-Annual Report 25

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

(p)         Fair Value Measurements-See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 1/31/14
Investments in Securities – Assets
Mortgage-Backed Securities	$ –	$213,006,083	$ –	$213,006,083
Corporate Bonds & Notes:
Airlines	–	5,521,448	6,665,869	12,187,317
Diversified Financial Services	–	50,006,309	4,950,642	54,956,951
All Other	–	136,076,583	–	136,076,583
Municipal Bonds	–	159,293,829	–	159,293,829
Preferred Stock	7,053,800	30,402,719	–	37,456,519
U.S. Government Agency Securities	–	21,863,365	–	21,863,365
Asset-Backed Securities	–	17,131,791	–	17,131,791
Sovereign Debt Obligations	–	3,338,031	–	3,338,031
Short-Term Investments	–	141,007,895	–	141,007,895
	7,053,800	777,648,053	11,616,511	796,318,364
Other Financial Instruments* – Assets
Foreign Exchange Contracts	–	954,819	–	954,819
Interest Rate Contracts	–	13,862,568	–	13,862,568
	–	14,817,387	–	14,817,387
Other Financial Instruments* – Liabilities
Foreign Exchange Contracts	–	(844,136)	–	(844,136)
Interest Rate Contracts	–	(6,179,734)	–	(6,179,734)
	–	(7,023,870)	–	(7,023,870)
Totals	$7,053,800	$785,441,570	$11,616,511	$804,111,881

At January 31, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended January 31, 2014, was as follows:

	Beginning Balance 7/31/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 1/31/14
Investments in Securities – Assets
Mortgage-Backed Securities	$16,310,862	$8,866,091	$(5,819,142)	$10,032	$(296,178	)†††	$12,820	–	$(19,084,485)	$ –
Corporate Bonds & Notes:
Airlines	20,947,526	4,837,776	(10,958,426)†	(27,665)	(48,651)		(2,563,243)	–	(5,521,448)	6,665,869
Diversified Financial Services	–	5,087,522	(30,792)	779	364		(107,231)	–	–	4,950,642
Electric Utilities	57,254	–	(923,667)††	–	–		866,413	–	–	–
U.S. Government Agency Securities	7,599,192	63,334	(7,845,175)	–	117,738		64,911	–	–	–
Totals	$44,914,834	$18,854,723	$(25,577,202)	$(16,854)	$(226,727)		$(1,726,330)	–	$(24,605,933)	$11,616,511

26 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2014.

	Ending Balance at 1/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$4,209,830	Benchmark Pricing	Security Price Request	$109.80
	7,406,681	Third-Party Pricing Vendor	Single Broker Quote	$96.73 – $113.50

†                      Reduction of cost due to corporate action.

††               Liquidation due to corporate action.

†††        Paydown shortfall.

*                      Other financial instruments are derivatives, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**               Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at January 31, 2014, was $(3,628,305). Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(q)     The following is a summary of the derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at January 31, 2014:

Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$10,027,911	$ –	$10,027,911
Receivable for variation margin on centrally cleared swaps*	21,674	–	21,674
Unrealized appreciation of forward foreign currency contracts	–	954,819	954,819
Total asset derivatives	$10,049,585	$ 954,819	$11,004,404
Liability derivatives:
Payable for variation margin on centrally cleared swaps*	$(478,881)	$ –	$(478,881)
Unrealized depreciation of forward foreign currency contracts	–	(844,136)	(844,136)
Total liability derivatives	$(478,881)	$(844,136)	$(1,323,017)

*                 Included in net unrealized depreciation of $2,345,077 on centrally cleared swaps as reported in note (l) of the Notes to Schedule of Investments.

January 31, 2014 | Semi-Annual Report 27

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

The effect of derivatives on the Statement of Operations for the six months ended January 31, 2014:

Location	Interest Rate Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Swaps	$5,462,216	$ –	$5,462,216
Foreign currency transactions (forward foreign currency contracts)	–	(9,522,379)	(9,522,379)
Total net realized gain (loss)	$5,462,216	$(9,522,379)	$(4,060,163)
Net change in unrealized appreciation/depreciation of:
Swaps	$133,556	$ –	$133,556
Foreign currency transactions (forward foreign currency contracts)	–	438,642	438,642
Total net change in unrealized appreciation/depreciation	$133,556	$ 438,642	$572,198

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended January 31, 2014:

Forward Foreign Currency Contracts (1)		Interest Rate Swap Agreements (2)
Purchased	Sold
$135,488,232	$188,490,535	$1,724,667

(1)  U.S. $ Value on origination date

(2)  Notional Amount (in thousands)

Financial Assets and Derivative Assets, and Collateral Received at January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Cash Collateral Received		Net Amount
Foreign Currency Exchange Contracts
Bank of America	$267,757	$(267,757)	$ –		$ –
Barclays Bank	9,540	(9,540)	–		–
BNP Paribas	398,155	–	(280,000)		118,155
Credit Suisse First Boston	261,524	(261,524)	–		–
Morgan Stanley	17,843	–	(17,843	)†	–
Swaps
Bank of America	521,033	(129)	(346,789	)#	174,115
Deutsche Bank	541,903	–	(367,659	)#	174,244
JPMorgan Chase	8,209,741	–	(3,430,354	)#,##	4,779,387
Morgan Stanley	755,234	–	(755,234	)†,#	–
Totals	$10,982,730	$(538,950)	$(5,197,879)		$5,245,901

28 Semi-Annual Report | January 31, 2014

Schedule of Investments

PIMCO Income Strategy Fund II

January 31, 2014 (unaudited) (continued)

Financial Assets and Derivative Assets, and Collateral Received at January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Financial Assets Presented in Statement of Assets and Liabilities	Financial Instrument		Net Amount
Repurchase Agreements
RBC Capital Markets LLC	$138,700,000	$(138,700,000	)†	$–
State Street Bank & Trust Co.	1,748,000	(1,748,000	)†	–
Totals	$140,448,000	$(140,448,000)		$–

Financial Liabilities and Derivative Liabilities, and Collateral Pledged at January 31, 2014:

Gross Amounts Not Offset in the Statement of Assets and Liabilities

Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Net Amount
Foreign Currency Exchange Contracts
Bank of America	$267,886	$(267,886)	$ –
Barclays Bank	314,044	(314,044)††	–
Credit Suisse First Boston	262,206	(261,524)	682
Totals	$844,136	$(843,454)	$682

†	The actual collateral received is greater than the amount shown here due to over collateralization.
††	The actual collateral pledged is greater than the amount shown here due to over collateralization.
#	The amount includes upfront premiums paid.
##	The amount includes upfront premiums received.

Glossary:

£                                                   -  British Pound

CME                             -  Chicago Mercantile Exchange

CMO                            -  Collateralized Mortgage Obligation

€                                                   -  Euro

FRN                                 -  Floating Rate Note

IO                                            -  Interest Only

LIBOR                  -  London Inter-Bank Offered Rate

NPFGC                 -  insured by National Public Finance Guarantee Corp.

OTC                                -  Over-the-Counter

See accompanying Notes to Financial Statements | January 31, 2014 | Semi-Annual Report 29

Statements of Assets and Liabilities

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

	Income Strategy	Income Strategy II
Assets:
Investments, at value (cost-$281,479,717 and $608,325,153, respectively)	$307,497,001	$655,870,364
Repurchase agreements, at value and cost	78,262,000	140,448,000
Cash	557,008	617,633
Foreign currency, at value (cost-$160,936 and $731,737, respectively)	158,071	724,774
Interest receivable	4,390,065	8,723,001
Unrealized appreciation of OTC swaps	2,116,885	10,027,911
Deposits with brokers for swaps collateral	2,848,000	5,141,000
Swap premiums paid	925,909	1,356,471
Unrealized appreciation of forward foreign currency contracts	358,603	954,819
Receivable for variation margin on centrally cleared swaps	9,827	21,674
Receivable for principal paydowns	1,645	787
Prepaid expenses	31,776	49,133
Total Assets	397,156,790	823,935,567

Liabilities:
Payable for investments purchased	7,472,646	24,233,073
Payable for reverse repurchase agreements	4,633,000	–
Payable to brokers for cash collateral received	4,054,000	5,498,000
Payable for variation margin on centrally cleared swaps	266,847	478,881
Payable for terminated swaps	–	3,805,000
Dividends payable to common and preferred shareholders	2,273,156	4,735,084
Swap premiums received	–	2,693,110
Unrealized depreciation of forward foreign currency contracts	762,677	844,136
Investment management fees payable	239,422	490,581
Interest payable for cash collateral received	35	47
Accrued expenses and other liabilities	132,439	147,292
Total Liabilities	19,834,222	42,925,204
Preferred Shares ($0.00001 par value and $25,000 liquidation preference per share applicable to an aggregate of 3,159 and 6,440 shares issued and outstanding, respectively)	78,975,000	161,000,000
Net Assets Applicable to Common Shareholders	$298,347,568	$620,010,363

Composition of Net Assets Applicable to Common Shareholders:
Common Shares:
Par value ($0.00001 per share)	$252	$590
Paid-in-capital in excess of par	415,425,602	942,337,484
Dividends in excess of net investment income	(4,743,988)	(8,666,824)
Accumulated net realized loss	(138,910,909)	(369,038,994)
Net unrealized appreciation	26,576,611	55,378,107
Net Assets Applicable to Common Shareholders	$298,347,568	$620,010,363
Common Shares Issued and Outstanding	25,191,331	58,961,933
Net Asset Value Per Common Share	$11.84	$10.52

30 Semi-Annual Report | January 31, 2014 | See accompanying Notes to Financial Statements

Statements of Operations

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

Six Months ended January 31, 2014 (unaudited)

	Income Strategy	Income Strategy II
Investment Income:
Interest, net of foreign withholding taxes*	$11,318,771	$24,523,688
Dividends	510,336	1,554,514
Total Investment Income	11,829,107	26,078,202

Expenses:
Investment management	1,401,227	2,890,399
Custodian and accounting agent	138,887	223,537
Auction agent and commissions	68,589	137,823
Legal	62,428	152,850
Audit and tax services	56,971	57,165
Shareholder communications	33,498	45,865
Trustees	18,495	39,484
Transfer agent	12,699	12,717
New York Stock Exchange listing	10,544	23,931
Insurance	5,392	8,807
Interest	1,655	3,969
Miscellaneous	8,194	10,698
Total Expenses	1,818,579	3,607,245

Net Investment Income	10,010,528	22,470,957

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,733,325	6,450,422
Swaps	1,048,301	5,462,216
Foreign currency transactions	(4,957,624)	(9,600,530)
Net change in unrealized appreciation/depreciation of:
Investments	10,570,538	17,343,880
Swaps	(462,517)	133,556
Foreign currency transactions	(1,076,495)	499,577
Net realized and change in unrealized gain	7,855,528	20,289,121
Net Increase in Net Assets Resulting from Investment Operations	17,866,056	42,760,078
Dividends on Preferred Shares from Net Investment Income	(553,194)	(1,122,869)

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$17,312,862	$41,637,209
*Foreign withholding taxes	–	12,038

See accompanying Notes to Financial Statements | January 31, 2014 | Semi-Annual Report 31

Statements of Changes in Net Assets Applicable to Common Shareholders

PIMCO Income Strategy Fund

	Six Months ended January 31, 2014 (unaudited)	Year ended July 31, 2013
Investment Operations:
Net investment income	$10,010,528	$23,080,316
Net realized gain (loss)	(1,175,998)	37,773,377
Net change in unrealized appreciation/depreciation	9,031,526	(16,195,644)
Net increase in net assets resulting from investment operations	17,866,056	44,658,049

Dividends on Preferred Shares from Net Investment Income	(553,194)	(1,125,860)
Net increase in net assets applicable to common shareholders resulting from investment operations	17,312,862	43,532,189

Dividends to Common Shareholders from Net Investment Income	(13,596,155)	(35,065,709)

Common Share Transactions:
Reinvestment of dividends	613,752	2,265,316
Total increase in net assets applicable to common shareholders	4,330,459	10,731,796

Net Assets Applicable to Common Shareholders:
Beginning of period	294,017,109	283,285,313
End of period*	$298,347,568	$294,017,109
*Including dividends in excess of net investment income of:	$(4,743,988)	$(605,167)

Common Shares Issued in Reinvestment of Dividends	53,373	181,510

32 Semi-Annual Report | January 31, 2014 | See accompanying Notes to Financial Statements

Statements of Changes in Net Assets Applicable to Common Shareholders

PIMCO Income Strategy Fund II

	Six Months ended January 31, 2014 (unaudited)	Year ended July 31, 2013
Investment Operations:
Net investment income	$22,470,957	$51,462,171
Net realized gain	2,312,108	74,392,668
Net change in unrealized appreciation/depreciation	17,977,013	(34,672,172)
Net increase in net assets resulting from investment operations	42,760,078	91,182,667

Dividends on Preferred Shares from Net Investment Income	(1,122,869)	(2,295,197)
Net increase in net assets applicable to common shareholders resulting from investment operations	41,637,209	88,887,470

Dividends to Common Shareholders from Net Investment Income	(28,288,862)	(85,601,797)

Common Share Transactions:
Reinvestment of dividends	818,548	4,875,115
Total increase in net assets applicable to common shareholders	14,166,895	8,160,788

Net Assets Applicable to Common Shareholders:
Beginning of period	605,843,468	597,682,680
End of period*	$620,010,363	$605,843,468
*Including dividends in excess of net investment income of:	$(8,666,824)	$(1,726,050)

Common Shares Issued in Reinvestment of Dividends	80,548	449,802

See accompanying Notes to Financial Statements | January 31, 2014 | Semi-Annual Report 33

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Income Strategy Fund (“Income Strategy”) and PIMCO Income Strategy Fund II (“Income Strategy II”) (each a “Fund” and collectively the “Funds”) were organized as Massachusetts business trusts on June 19, 2003 and June 30, 2004, respectively. Prior to commencing operations on August 29, 2003 and October 29, 2004, respectively, Income Strategy and Income Strategy II had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies registered under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Allianz Global Investors Fund Management LLC (“AGIFM” or the “Investment Manager”) and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serve as the Funds’ investment manager and sub-adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has authorized an unlimited amount of common shares with $0.00001 par value.

Each Fund’s investment objective is to seek high current income, consistent with the preservation of capital. There can be no assurance that the Funds will meet their stated objectives.

The preparation of the Funds’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps are valued at the price determined by the relevant exchange.

34 Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Board of Trustees (the “Board”) have adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and have delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Funds’ Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Funds’ financial statements. Each Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly

January 31, 2014 | Semi-Annual Report 35

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

transaction between market participants. The three levels of the fair value hierarchy are described below:

•                 Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•                 Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                 Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the six months ended January 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in

36 Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds – Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations – Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To

January 31, 2014 | Semi-Annual Report 37

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps – OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Dividend income is recorded on the ex-dividend date. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through

38 Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. In accordance with provisions set forth under U.S. GAAP, the Investment Manager has reviewed the Funds’ tax positions for all open tax years. As of January 31, 2014, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax provisions they have taken. The Funds’ federal income tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions – Common Shares

The Funds declare dividends from net investment income to common shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Funds record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital. A Fund may engage in investment strategies, including the use of derivatives, to, among other things, generate current, distributable income without regard to possible declines in the Fund’s net asset value. A Fund’s income and gain-generating strategies, including certain derivatives strategies, may generate current income and gains for distributions even in situations when the Fund has experienced a decline in net assets, including losses due to adverse changes in securities markets or the Fund’s portfolio of investments, including derivatives.

(f) Foreign Currency Translation

The Funds’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Funds’ Statements of Operations.

The Funds do not generally isolate that portion of the results of operations arising as a result of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Funds do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign

January 31, 2014 | Semi-Annual Report 39

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Repurchase Agreements

The Funds are parties to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The Funds enter into transactions, under the terms of the Master Repo Agreements, with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Funds, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Funds until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Funds require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults under the Master Repo Agreements and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

(h) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Funds can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Funds of the reverse repurchase transaction is less than the returns the Funds obtain on investments purchased with the cash. To the extent the Funds do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Funds’ uncovered obligations under the agreements will be subject to the Funds’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Funds are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

40 Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(i) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(j) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(k) Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(l) Interest Expense

Interest expense primarily relates to the Funds’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(m) Custody Credits on Cash Balances

The Funds may benefit from an expense offset arrangement with their custodian bank,

January 31, 2014 | Semi-Annual Report 41

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

1. Organization and Significant Accounting Policies (continued)

whereby uninvested cash balances may earn credits that reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income-producing securities, they would have generated income for the Funds. Cash overdraft charges, if any, are included in custodian and accounting agent fees.

2. Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds are also exposed to other risks such as, but not limited to, interest rate, foreign currency, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. Interest rate changes can be sudden and unpredictable, and a Fund may lose money as a result of movements in interest rates. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Funds’ shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small

42  Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

2. Principal Risks (continued)

movements can cause an investing Fund to lose value. Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Funds because the Funds may have to reinvest that money at the lower prevailing interest rates. The Funds’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Funds directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Funds’ investments in foreign currency-denominated securities may reduce the returns of the Funds.

The Funds are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Funds to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to

January 31, 2014 | Semi-Annual Report 43

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

2. Principal Risks (continued)

credit markets or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by a Fund. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. In addition, market risk includes the risk that geopolitical events will disrupt the economy on a national or global level.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds are exposed to risks associated with leverage. Leverage may cause the value of the Funds’ shares to be more volatile than if the Funds did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The Funds may engage in transactions or purchase instruments that give rise to forms of leverage. Obligations to settle reverse repurchase agreements may be detrimental to the Funds’ performance. In addition, to the extent the Funds employ leverage, dividend and interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Funds’ investment returns, resulting in greater losses.

The Funds hold defaulted securities that may involve special considerations including bankruptcy proceedings, other regulatory and legal restrictions affecting the Funds’ ability to trade, and the availability of prices from independent pricing services or dealer quotations. Defaulted securities are often illiquid and may not be actively traded. Sale of securities in bankrupt companies at an acceptable price may be difficult and differences compared to the value of the securities used by the Funds could be material. A Fund may incur additional expenses to the extent it is required to seek recovery upon a portfolio security’s default in the payment of principal or interest. In any bankruptcy proceeding relating to a defaulted investment, a Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

44  Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

2. Principal Risks (continued)

The Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Funds.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Funds’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Funds at times use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Funds and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market or event-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Funds may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order, among other things, manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period, if any, are reflected as such on the Funds’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market

January 31, 2014 | Semi-Annual Report  45

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

3. Financial Derivative Instruments (continued)

conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Funds’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Funds’ Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gains or losses on the Funds’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Funds’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Funds’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Funds’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements – Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As the sellers of protection on credit default swap agreements, the Funds will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the sellers, the Funds would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Funds would be subject to investment exposure on the notional amount of the swap.

If the Funds are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Funds are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising

46  Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

3. Financial Derivative Instruments (continued)

the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount of the swap agreement will be adjusted by corresponding amounts. The Funds use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed

January 31, 2014 | Semi-Annual Report  47

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

3. Financial Derivative Instruments (continued)

spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Funds bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Funds use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments, serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2014 for which the Funds are sellers of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Funds with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to

48  Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

3. Financial Derivative Instruments (continued)

the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

(b) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Funds also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities.

4. Investment Manager/Sub-Adviser

Each Fund has an Investment Management Agreement (each an “Agreement”) with the Investment Manager. Subject to the supervision of each Fund’s Board, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to each Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of each Fund’s average weekly total managed assets. Total managed assets refer to the total assets of each Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding) minus accrued liabilities (other than liabilities representing leverage). For these purposes, “other forms of leverage” include amount of leverage attributable to reverse repurchase agreements.

The Investment Manager has retained the Sub-Adviser to manage the Funds’ investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Funds’ investment decisions. The Investment Manager, not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

January 31, 2014 | Semi-Annual Report  49

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

5. Investments in Securities

For the six months ended January 31, 2014, purchases and sales of investments, other than short-term securities were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Income Strategy	$6,276,498	$11,317,322	$200,949,606	$187,062,657
Income Strategy II	38,026,820	54,924,560	416,156,884	389,707,029

6. Income Tax Information

At January 31, 2014, the aggregate cost basis and the net unrealized appreciation of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Income Strategy Fund	$359,883,859	$25,981,000	$105,858	$25,875,142
Income Strategy Fund II	749,089,612	48,518,035	1,289,283	47,228,752

Differences between book and tax cost basis were attributable to differing treatment of bond amortization/accretion.

7. Auction-Rate Preferred Shares

Income Strategy has 1,053 shares of Preferred Shares Series T, 1,053 shares of Preferred Shares Series W and 1,053 shares of Preferred Shares Series TH outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Income Strategy II has 1,288 shares of Preferred Shares Series M, 1,288 shares of Preferred Shares Series T, 1,288 shares of Preferred Shares Series W, 1,288 shares of Preferred Shares Series TH and 1,288 shares of Preferred Shares Series F outstanding, each with a liquidation preference of $25,000 per share plus any accumulated, unpaid dividends.

Dividends are accumulated daily at an annual rate that is typically re-set every seven days. Distributions of net realized capital gains, if any, are paid annually.

For the six months ended January 31, 2014, the annualized dividend rates ranged from:

Income Strategy:

	High	Low	At January 31, 2014
Series T	1.400%	1.368%	1.368%
Series W	1.400%	1.370%	1.372%
Series TH	1.400%	1.368%	1.375%

50 Semi-Annual Report | January 31, 2014

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

7. Auction-Rate Preferred Shares (continued)

Income Strategy II:

	High	Low	At January 31, 2014
Series M	1.400%	1.368%	1.368%
Series T	1.400%	1.368%	1.368%
Series W	1.400%	1.370%	1.372%
Series TH	1.400%	1.368%	1.375%
Series F	1.401%	1.368%	1.374%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring or paying any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation preference plus any accumulated, unpaid dividends.

Preferred shareholders, who are entitled to one vote per share, generally vote together with the common shareholders but vote separately as a class to elect two Trustees and on certain matters adversely affecting the rights of the Preferred Shares.

Since mid-February 2008, holders of auction-rate preferred shares (“ARPS”) issued by the Funds have been directly impacted by lack of liquidity, which has similarly affected ARPS holders in many of the nation’s closed-end funds. Since then, regularly scheduled auctions for ARPS issued by the Funds have consistently “failed” because of insufficient demand (bids to buy shares) to meet the supply (shares offered for sale) at each auction. In a failed auction, ARPS holders cannot sell all, and may not be able to sell any, of their shares tendered for sale. While repeated auction failures have affected the liquidity for ARPS, they do not constitute a default or automatically alter the credit quality of the ARPS, and ARPS holders have continued to receive dividends at the defined “maximum rate”, which is currently calculated as the higher of the 7-day USD London Inter-Bank Offered Rate (“LIBOR”) multiplied by 150% or the 7-day USD LIBOR plus 1.25% (which is a function of short-term interest rates and typically higher than the rate that would have otherwise been set through a successful auction). If the Funds’ ARPS auctions continue to fail and the “maximum rate” payable on the ARPS rises as a result of changes in short-term interest rates, returns for the Funds’ common shareholders could be adversely affected.

8. Subsequent Events

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

January 31, 2014 | Semi-Annual Report 51

Notes to Financial Statements

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

January 31, 2014 (unaudited)

On February 3, 2014, the following dividends were declared to common shareholders payable March 3, 2014 to shareholders of record on February 13, 2014.

Income Strategy	$0.09 per common share
Income Strategy II	$0.08 per common share

On March 3, 2014, the following dividends were declared to common shareholders payable April 1, 2014 to shareholders of record on March 13, 2014.

Income Strategy	$0.09 per common share
Income Strategy II	$0.08 per common share

On March 10-11, 2014, the Board approved, subject to the approval of each Fund’s shareholders, a new investment management agreement (the “Agreement”) between each Fund and PIMCO, pursuant to which PIMCO would replace AGIFM as the investment manager to the Funds. Under the Agreement, PIMCO would continue to provide the day-to-day portfolio management services it currently provides to each Fund as its sub-adviser and would also assume responsibility for the supervisory and administrative services currently provided by AGIFM to each Fund as its investment manager. If the Agreement is approved by a Fund’s shareholders, the same investment professionals that are currently responsible for managing the Fund’s portfolio will continue to do so following the proposed transition, and PIMCO personnel will replace AGIFM personnel as Fund officers and in other roles to provide and oversee the administrative, accounting/financial reporting, compliance, legal, marketing, transfer agency, shareholder servicing and other services required for the daily operations of the Fund. A preliminary proxy statement relating to the Agreement is on file with the Securities and Exchange Commission (the “SEC”) and a definitive proxy statement relating to the Agreement will be filed with the SEC and distributed to shareholders of the Funds.

Effective March 14, 2014, Julian Sluyters became President and Chief Executive Officer of the Funds.

There were no other subsequent events identified that require recognition or disclosure.

52 Semi-Annual Report | January 31, 2014

Financial Highlights

PIMCO Income Strategy Fund

For a common share outstanding throughout each period:

	Six Months ended January 31, 2014	Year ended July 31,
	(unaudited)	2013	2012	2011	2010	2009
Net asset value, beginning of period	$11.70	$11.35	$11.39	$10.62	$9.07	$14.73
Investment Operations:
Net investment income	0.40	0.92	1.16	1.24	1.38(1)	1.54
Net realized and change in unrealized gain (loss)	0.30	0.87	(0.04)	0.79	2.72	(5.81)
Total from investment operations	0.70	1.79	1.12	2.03	4.10	(4.27)
Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.04)	(0.05)	(0.05)	(0.06)	(0.21)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.68	1.75	1.07	1.98	4.04	(4.48)
Dividends to Common Shareholders from Net Investment Income	(0.54)	(1.40)	(1.11)	(1.21)	(2.06)	(1.18)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	–	–	–	–	(0.43)	–
Net asset value, end of period	$11.84	$11.70	$11.35	$11.39	$10.62	$9.07
Market price, end of period	$11.53	$11.83	$12.52	$12.39	$11.50	$8.98
Total Investment Return (2)	2.13%	5.69%	12.02%	19.67%	52.70%	(25.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$298,348	$294,017	$283,285	$282,691	$262,060	$165,982
Ratio of expenses to average net assets, including interest expense (3)(5)	1.24%(7)	1.24%(6)	1.85%	1.51%	1.47%	2.31%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.24%(7)	1.21%(6)	1.65%	1.41%	1.43%	2.20%(4)
Ratio of net investment income to average net assets (3)	6.83%(7)	7.59%(6)	10.93%	11.00%	13.44%	17.31%
Preferred shares asset coverage per share	$119,437	$118,058	$114,654	$114,474	$107,946	$77,538
Portfolio turnover rate	66%	63%	23%	44%	115%	98%

(1)          Calculated on average common shares outstanding.

(2)          Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(3)          Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(4)          Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(m) in Notes to Financial Statements).

(5)          Interest expense primarily relates to participation in reverse repurchase agreement transactions.

(6)          Inclusive of expense reduction of 0.06%.

(7)          Annualized.

See accompanying Notes to Financial Statements | January 31, 2014 | Semi-Annual Report 53

Financial Highlights

PIMCO Income Strategy Fund II

For a common share outstanding throughout each period:

	Six Months ended January 31, 2014	Year ended July 31,
	(unaudited)	2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.29	$10.23	$10.04	$9.29	$7.98	$14.16
Investment Operations:
Net investment income	0.38	0.88	1.03	1.03	1.18(1)	1.44
Net realized and change in unrealized gain (loss)	0.35	0.68	0.03	0.73	2.20	(6.40)
Total from investment operations	0.73	1.56	1.06	1.76	3.38	(4.96)
Dividends on Preferred Shares from Net Investment Income	(0.02)	(0.04)	(0.04)	(0.04)	(0.05)	(0.20)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.71	1.52	1.02	1.72	3.33	(5.16)
Dividends to Common Shareholders from Net Investment Income	(0.48)	(1.46)	(0.83)	(0.97)	(1.64)	(1.02)
Common Share Transactions:
Dilution to net asset value, resulting from rights offering	–	–	–	–	(0.38)	–
Net asset value, end of period	$10.52	$10.29	$10.23	$10.04	$9.29	$7.98
Market price, end of period	$10.22	$10.24	$10.96	$10.27	$10.05	$7.78
Total Investment Return (2)	4.61%	6.80%	16.33%	12.53%	52.97%	(29.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, applicable to common shareholders, end of period (000s)	$620,010	$605,843	$597,683	$584,351	$537,342	$341,949
Ratio of expenses to average net assets, including interest expense (3)(5)	1.19%(7)	1.16%(6)	1.48%	1.24%	1.42%	2.08%(4)
Ratio of expenses to average net assets, excluding interest expense (3)	1.19%(7)	1.14%(6)	1.37%	1.21%	1.37%	1.96%(4)
Ratio of net investment income to average net assets (3)	7.40%(7)	8.20%(6)	10.87%	10.34%	13.08%	17.84%
Preferred shares asset coverage per share	$121,264	$119,060	$117,792	$115,720	$108,425	$78,091
Portfolio turnover rate	69%	71%	17%	42%	87%	96%

(1)          Calculated on average common shares outstanding.

(2)          Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(3)          Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(4)          Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank (See note 1(m) in Notes to Financial Statements).

(5)          Interest expense primarily relates to participation in reverse repurchase agreement transactions.

(6)          Inclusive of expense reduction of 0.03%.

(7)          Annualized.

54 Semi-Annual Report | January 31, 2014 | See accompanying Notes to Financial Statements

Loan Investments and Origination/Changes to Board of Trustees/
Proxy Voting Policies & Procedures (unaudited)

PIMCO Income Strategy Fund/PIMCO Income Strategy Fund II

Loan Investments and Origination:

The Funds may invest in loans and related investments, which include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage. Investments in loans are generally subject to risks similar to those of investments in other types of debt obligations, including, among others, credit risk, interest rate risk, variable and floating rate securities risk, and risks associated with mortgage-related securities. For more information on these and other risks, see Note 2 in the Notes to Financial Statements. In addition, in many cases loans are subject to the risks associated with below-investment grade securities. The Funds may be subject to heightened or additional risks and potential liabilities and costs by investing in mezzanine and other subordinated loans or acting as an originator of loans, including those arising under bankruptcy, fraudulent conveyance, equitable subordination, lender liability, environmental and other laws and regulations, and risks and costs associated with debt servicing and taking foreclosure actions associated with the loans.

Changes to Board of Trustees:

Neal P. Goldman resigned as a Trustee of the Funds on January 27, 2014.

Proxy Voting Policies & Procedures:

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at us.allianzgi.com/closedendfunds; and (iii) on the Securities and Exchange Commission website at www.sec.gov.

January 31, 2014 | Semi-Annual Report 55

Trustees	Investment Manager
Hans W. Kertess	Allianz Global Investors Fund Management LLC
Chairman of the Board of Trustees	1633 Broadway
Deborah A. DeCotis	New York, NY 10019
Bradford K. Gallagher
James A. Jacobson	Sub-Adviser
John C. Maney	Pacific Investment Management Company LLC
Alan B. Miller (PFN only)	840 Newport Center Drive
William B. Ogden, IV	Newport Beach, CA 92660
Alan Rappaport
Custodian & Accounting Agent
Fund Officers	State Street Bank & Trust Co.
Julian Sluyters	801 Pennsylvania Avenue
President & Chief Executive Officer	Kansas City, MO 64105-1307
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer	Transfer Agent, Dividend Paying Agent
Thomas J. Fuccillo	and Registrar
Vice President, Secretary & Chief Legal Officer	American Stock Transfer & Trust Company, LLC
Scott Whisten	6201 15th Avenue
Assistant Treasurer	Brooklyn, NY 11219
Richard J. Cochran
Assistant Treasurer	Independent Registered Public Accounting Firm
Orhan Dzemaili	PricewaterhouseCoopers LLP
Assistant Treasurer	300 Madison Avenue
Youse E. Guia	New York, NY 10017
Chief Compliance Officer
Lagan Srivastava	Legal Counsel
Assistant Secretary	Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Income Strategy Fund and PIMCO Income Strategy Fund II for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase their common shares in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at us.allianzgi.com/closedendfunds.

Information on the Funds is available at us.allianzgi.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

AGI-2014-02-07-8932

©2014 Allianz Global Investors Distributors U.S. LLC	AZ600SA_013114

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a)	The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable due to no such divestments during the period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) , are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Income Strategy Fund II

By	/s/ Julian Sluyters
Julian Sluyters
President & Chief Executive Officer
Date: March 31, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters
President & Chief Executive Officer
Date: March 31, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: March 31, 2014